Earnings Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Net Income Per Share
Earnings Per Share

10. Earnings Per Share

The following table sets out earnings per share of common stock:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
	(in thousands, except shares and per share data)		(in thousands, except shares and per share data)
Net income (loss)	$6,698	$6,934	$(7,712)	$12,527
Weighted average common shares outstanding:
Basic	21,975,962	17,000,000	19,501,727	17,000,000
Common Share equivalents	129,047	—	—	—
Diluted	22,105,009	17,000,000	19,501,727	17,000,000

Earnings per share
Basic	$0.30	$0.41	$(0.40)	$0.74
Diluted	$0.30	$0.41	$(0.40)	$0.74

Common share equivalents relate primarily to outstanding shares under the 2019 Plan and unpurchased shares under the 2019 ESPP. For the six months ended June 30, 2019, there were 64,880 common share equivalents excluded from the calculation of diluted earnings per share as their effects were anti-dilutive.

18. Net Income Per Share

The following table sets forth the computation of net income per share of common stock:

	Years Ended
	December 31,
	2018	2017	2016
	(in thousands,
	except shares and per share data)
Net Income	$18,219	$3,783	$6,614
Weighted average shares used in computing net income per share	17,000,000	17,000,000	17,000,000
Net Income per share, basic and diluted	$1.07	$0.22	$0.39